Note 9 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Amount	$ 43,602
Estimated weighted average amortization period (years) (Year)	11 years 292 days
Customer Lists and Relationships [Member]
Amount	$ 39,457
Estimated weighted average amortization period (years) (Year)	12 years 328 days
Trademarks and Trade Names [Member]
Amount	$ 1,634
Estimated weighted average amortization period (years) (Year)	2 years
Brokerage Backlog [Member]
Amount	$ 2,299
Estimated weighted average amortization period (years) (Year)	109 days
Other Intangible Assets [Member]
Amount	$ 212
Estimated weighted average amortization period (years) (Year)	6 years 109 days